Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Profit for the year	$ 3,972,092	$ 3,232,826	$ 3,361,573
Adjustments for:
Deferred income tax recognized in profit or loss	(109,443)	60,677	(91,869)
Current income tax recognized in profit or loss	1,321,054	1,064,301	1,246,847
Bargain purchase gain of domestic business acquisition	(90,889)	0	0
Depreciation and amortization	1,735,146	1,286,443	1,226,917
Depreciation of right-of-use assets	307,757	302,804
Intangible impairment loss	0	73,733	21,430
Loss (gain) on disposal of plant and equipment	12,987	(85,937)	23,227
Interest income earned	(705,986)	(991,632)	(1,077,507)
Interest expense and financial expense	291,038	330,119	332,168
Unrealized foreign exchange loss on loans	320,880	(139,830)	43,400
Subtotal	7,054,636	5,133,504	5,086,186
Derivative financial instruments	212,279	(11,528)	(13,391)
Accounts receivable, net	(335,742)	(306,588)	200,145
Due from related parties	12,988	(13,575)	227
Inventories	(850,655)	(133,572)	149,738
Current and non-current biological assets	(145,670)	(66,582)	(236,179)
Prepaid expenses and other current assets	32,866	(95,201)	(493,442)
Assets held for sale	(1,714)	(3,848)	455
Trade payable and other accounts payable	320,821	(38,542)	457,941
Due to related parties	4,138	(70,810)	92,262
Income taxes paid	(590,836)	(1,302,902)	(1,787,959)
Employee benefits	104,484	184,992	49,853
Net cash provided by operating activities	5,817,595	3,275,348	3,505,836
Cash flows from investing activities:
Payments for acquisition of property, plant and equipment	(2,346,415)	(2,199,600)	(1,977,567)
Proceeds from sale of plant and equipment	23,802	197,059	32,455
Investment in securities at fair value through profit or loss	(832,038)	363,784	577,773
Investment in securities at fair value through other comprehensive income	(621,954)	(315,761)
Other assets	(26,569)	24,244	(27,983)
Interest collected	705,986	991,632	1,077,507
Net cash used in investing activities	(3,097,188)	(938,642)	(317,815)
Cash flows from financing activities:
Payment for repurchase of shares	(15,594)	(10,729)	(6,454)
Proceeds from issuance of repurchased shares	12,085	9,255	1,887
Dividends paid	(791,744)	(840,000)	(852,000)
Dividends paid to non-controlling interest	(1,879)	(1,985)	(1,131)
Proceeds from borrowings	4,030,700	4,839,000	3,370,400
Principal payment on loans	(6,762,222)	(4,808,163)	(3,588,067)
Interest paid on lease	(53,639)	(37,797)	0
Interest paid	(237,399)	(292,322)	(332,168)
Payments of lease liabilities	(386,710)	(325,207)
Net cash used in by financing activities	(4,206,402)	(1,467,948)	(1,407,533)
Net (decrease) increase in cash and cash equivalents	(1,485,994)	868,758	1,780,488
Cash and cash equivalents at January 1	18,662,765	17,901,845	16,088,210
Effect of exchange rate fluctuations on cash and cash equivalents	109,604	(107,838)	33,147
Cash and cash equivalents at December 31	$ 17,286,374	$ 18,662,765	$ 17,901,845